SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	6 Months Ended
Mar. 31, 2026
Platinum Analytics Trading Technology Limited [Member]
Date of Incorporation	Mar. 14, 2017
Judrisdiction of formation	British Virgin Island
Controlled ownership	The Company
Percentage of effective ownership	100.00%
Principal activities	Investment Holding
Platinum Analytics Singapore Pte Ltd [Member]
Date of Incorporation	May 27, 2017
Judrisdiction of formation	Singapore
Controlled ownership	Platinum BVI
Percentage of effective ownership	100.00%
Principal activities	Investment Holding/ software development services development services
Platinum Analytics Hong Kong Limited [Member]
Date of Incorporation	Oct. 18, 2016
Judrisdiction of formation	Hong Kong
Controlled ownership	The Company
Percentage of effective ownership	100.00%
Principal activities	Investment Holding
Platinum Analytics Ronghui Technology Shanghai Limited [Member]
Date of Incorporation	Jan. 17, 2017
Judrisdiction of formation	People’s Republic of China (“PRC”)
Controlled ownership	Platinum HK
Percentage of effective ownership	100.00%
Principal activities	Dormant